Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	30 Months Ended	36 Months Ended	40 Months Ended	46 Months Ended	52 Months Ended	60 Months Ended	73 Months Ended	96 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000241259
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYLI CBRE Real Assets ETF
C000225893
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYLI MacKay Core Plus Bond ETF
C000238088
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYLI MacKay High Income ETF
C000248469
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYLI MacKay Securitized Income ETF
C000184310
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYLI MacKay Muni Insured ETF
C000257922
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYLI MacKay Muni Short Duration ETF
C000184311
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYLI MacKay Muni Intermediate ETF
C000222073
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYLI MacKay California Muni Intermediate ETF
C000234758
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYLI Winslow Large Cap Growth ETF
C000234759
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NYLI Winslow Focused Large Cap Growth ETF
Without Sales Load [Member] | C000241259
Average Annual Return [Line Items]
Average Annual Return, Percent		5.80%	7.17%	7.95%
Without Sales Load [Member] | C000225893
Average Annual Return [Line Items]
Average Annual Return, Percent		3.85%	6.65%					0.60%
Without Sales Load [Member] | C000238088
Average Annual Return [Line Items]
Average Annual Return, Percent		6.31%	7.85%		9.78%
Without Sales Load [Member] | C000248469
Average Annual Return [Line Items]
Average Annual Return, Percent		3.31%	7.52%						1.33%	2.01%
Without Sales Load [Member] | C000184310
Average Annual Return [Line Items]
Average Annual Return, Percent		5.18%	4.15%						0.83%		2.52%
Without Sales Load [Member] | C000257922
Average Annual Return [Line Items]
Average Annual Return, Percent	3.16%
Without Sales Load [Member] | C000184311
Average Annual Return [Line Items]
Average Annual Return, Percent		4.46%	4.53%						1.48%		2.67%
Without Sales Load [Member] | C000222073
Average Annual Return [Line Items]
Average Annual Return, Percent		5.09%	5.40%				(0.19%)
Without Sales Load [Member] | C000234758
Average Annual Return [Line Items]
Average Annual Return, Percent		27.93%	26.49%			27.84%
Without Sales Load [Member] | C000234759
Average Annual Return [Line Items]
Average Annual Return, Percent		25.63%	26.36%			29.19%
CBRE Real Assets Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		CBRE Real Assets Blended Index
Average Annual Return, Percent		5.85%	6.24%	7.87%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.50%	6.16%					(0.12%)
Bloomberg Very Liquid High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Very Liquid High Yield Index
Average Annual Return, Percent		6.49%	8.13%		10.66%
Bloomberg U.S. Securitized Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Securitized Bond Index
Average Annual Return, Percent		4.11%	7.29%						0.13%	0.82%
Bloomberg Municipal All Insured Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal All Insured Bond Index
Average Annual Return, Percent		5.53%	4.32%						1.25%		2.56%
Bloomberg 3-Year Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-Year Municipal Bond Index
Average Annual Return, Percent	2.78%
Bloomberg Municipal Bond Index 1-15 Year Blend
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index 1-15 Year Blend
Average Annual Return, Percent		4.85%	4.83%						1.37%		2.18%
Bloomberg California Intermediate Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Intermediate Municipal Bond Index
Average Annual Return, Percent		5.81%	5.45%				1.10%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		32.61%	30.52%			28.10%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent		32.61%	30.52%			28.10%
MSCI World® Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net)
Average Annual Return, Percent		20.90%	22.02%	21.39%
Core Plus Bond Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Core Plus Bond Blended Index
Average Annual Return, Percent		4.05%	6.54%					0.73%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.50%	6.16%		6.03%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.50%	6.16%						(0.24%)	0.85%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.99%	4.17%						1.16%		2.19%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.94%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.99%	4.17%						1.16%		2.19%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.99%	4.17%				0.57%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		23.47%	20.81%			20.68%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		23.47%	20.81%			20.68%